Debt (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Summary of Debt
	Interest rate	Maturity	Principal	December 31, 2019	December 31, 2018
Syndicated Credit Agreement (a)
Syndicated facility	Prime + 2.5%	Aug 27, 2021	84,000	82,910	—
Operating facility	Prime + 2.5%	Aug 27, 2021	6,000	—	—
Credit Facilities (b)
Facility 1, 3 & 4	Prime + 2.75%	Aug 16, 2020	5,000	—	32,159
Facility 5 & 7	Prime + 2.25%	Aug 16, 2020	43,500	—	—
Term Debt Facility (c)
First tranche	9.75%	Jul 27, 2023	115,000	95,003	—
Credit Agreement (d)	9.00%	May 15, 2019	30,000	—	—
Loan Agreement (e)	9.50%	Sep 30, 2019	10,000	—	7,000
Note Agreement (f)		Feb 22, 2019	7,000	—	8,546
Promissory Note (g)	1.0% per month	Mar 25, 2019	6,931	—	6,931
				177,913	54,636

Current portion				177,913	22,477
Long term				—	32,159

Summary of Syndicated Credit Agreement
(a)	Syndicated Credit Agreement
December 31, 2019
Principal value of debt	84,000
Transaction costs	(1,313)
Accretion	223
82,910

Summary of Term Debt Facility
December 31, 2019
Principal value of debt	115,000
Transaction costs	(9,461)
Accretion	3,397
Fair value assigned to warrants, at issuance	(13,933)
95,003